Share-based awards (Details 3) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 1,811	SFr 1,811
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 436	SFr 436
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	97.7	51.7
Granted (in shares)	0.0	46.1
Settled (in shares)	(19.6)	(19.6)
Forfeited (in shares)	(0.6)	(0.7)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	77.5	77.5
of which vested (in shares)	7.0	7.0	7.0
of which unvested (in shares)	70.5	70.5	70.5
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Total estimated unrecognized compensation expense	SFr 780	SFr 780
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	139.2	83.2
Granted (in shares)	6.1	65.3
Settled (in shares)	(31.4)	(34.2)
Forfeited (in shares)	(1.2)	(1.6)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	112.7	112.7
of which vested (in shares)	9.5	9.5	9.5
of which unvested (in shares)	103.2	103.2	103.2
Stock compensation plan | Contingent Capital share awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	3.4	3.4
Granted (in shares)	0.0	0.0
Settled (in shares)	(3.3)	(3.3)
Forfeited (in shares)	0.0	0.0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	0.1	0.1
of which vested (in shares)	0.1	0.1	0.1
of which unvested (in shares)	0.0	0.0	0.0
Bank
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 1,726	SFr 1,726
Bank | Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 6M19, the Bank granted 44.7 million performance share awards at a weighted-average share price of CHF 11.60. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Total estimated unrecognized compensation expense	SFr 419	SFr 419
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 11.60
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		50.0
Granted (in shares)		44.7
Settled (in shares)		(19.2)
Forfeited (in shares)		(0.9)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	74.6	74.6
of which vested (in shares)	6.6	6.6
of which unvested (in shares)	68.0	68.0
Bank | Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 6M19, the Bank granted 61.1 million share awards at a weighted-average share price of CHF 11.16. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK Prudential Regulatory Authority (PRA) Remuneration Code or similar regulations in other jurisdictions. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards.
Vesting period		3 years
Total estimated unrecognized compensation expense	SFr 758	SFr 758
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 11.16
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		77.1
Granted (in shares)		61.1
Settled (in shares)		(32.7)
Forfeited (in shares)		(1.7)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	103.8	103.8
of which vested (in shares)	8.9	8.9
of which unvested (in shares)	94.9	94.9
Bank | Stock compensation plan | Share awards | UK PRA staff or similuar regulations, Risk takers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Bank | Stock compensation plan | Share awards | UK PRA staff or similuar regulations, Senior managemement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		7 years
Bank | Stock compensation plan | Contingent Capital share awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		2.7
Granted (in shares)		0.0
Settled (in shares)		(2.6)
Forfeited (in shares)		0.0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	0.1	0.1
of which vested (in shares)	0.1	0.1
of which unvested (in shares)	0.0	0.0